LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
Long-term debt consists of the following as of December 31:

(in thousands)	2021	2020

Senior secured term loans	$247,204	$247,204
Less: Debt issuance costs, net	(1,632)	(2,389)
Less: Unamortized discount, net	(1,494)	(2,159)
Total Senior secured term loans	244,078	242,656

Credit Facility	—	—
Less: Debt issuance costs, net	(441)	—
Total Credit facility	(441)	—

Total Long-term debt	$243,637	$242,656

Schedule of maturities of long-term debt	Maturities of our long-term debt are as follows:

(in thousands)	Maturities

2022	$—
2023	—
2024	247,204

$247,204